REVENUE - Contract Costs (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Short-term prepaid expenses and other assets
Capitalized Contract Cost [Line Items]
Incremental costs	$ 678,000	$ 283,000
Long-term prepaid expenses and other assets
Capitalized Contract Cost [Line Items]
Incremental costs	2,071,000	978,000
Deferred Costs To Obtain Contract
Capitalized Contract Cost [Line Items]
Incremental costs	3,389,022	1,414,000
Deferred Costs To Obtain Contract Subsequently Incurred
Capitalized Contract Cost [Line Items]
Incremental costs	$ 640,000	$ 153,000